THE PHOENIX EDGE SERIES FUND

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003


--------------------------------------------------------------------------------

     The Board of Trustees of The Phoenix Edge Series Fund (the "Fund") has approved a Plan of Reorganization to merge a series of the Fund into another existing series of the Fund. The Merged Series will be incorporated into the Surviving Series as follows:

   ------------------------------------------- -----------------------------------------------------
                  MERGED SERIES                                  SURVIVING SERIES
   ------------------------------------------- -----------------------------------------------------
      Phoenix-Janus Flexible Income Series        Phoenix-Goodwin Multi-Sector Fixed Income Series
   ------------------------------------------- -----------------------------------------------------

--------------------------------------------------------------------------------
     If shareholders approve the Plan of Reorganization, the Merged Series will transfer all or substantially all of its assets and its liabilities to the corresponding Surviving Series as shown above. In exchange, shareholders of the Merged Series will receive a proportional number of shares in the Surviving Series. The shareholders of the Merged Series must approve the Plan of Reorganization before any transaction can take place. We expect the next meeting of the Fund's shareholders to be held on or about March 17, 2004 and we will submit these matters for a shareholder vote at that time. Those shareholders eligible to vote will receive voting instructions and information by mail.

--------------------------------------------------------------------------------

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
--------------------------------------
PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
----------------------------------------------
PHOENIX-NORTHERN DOW 30 SERIES
------------------------------
PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
-------------------------------------------
The subadvisor name has changed for these series as follows:

---------------------------------------- ------------------------------------
          OLD SUBADVISOR NAME                    NEW SUBADVISOR NAME
---------------------------------------- ------------------------------------
   Roger Engemann & Associates, Inc.          Engemann Asset Management
   Northern Trust Investments, Inc.       Northern Trust Investments, N.A.
---------------------------------------- ------------------------------------

--------------------------------------------------------------------------------

PHOENIX-AIM MID-CAP EQUITY SERIES
---------------------------------
The following is added to the "AIM Capital Management, Inc." section on page 97 of your prospectus:

     Legal Proceedings. The series' subadvisor, AIM, is a subsidiary of A I M Advisor's, Inc. (AIM) which is an indirect, wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect, wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

     On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

     The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b)

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
and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

     The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

     The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

     No relief is being sought against either your Fund or any of the INVESCO Funds in any of these proceedings.

     If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

     In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery, including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served to date:

  o Jerry Fattah, Custodian For Basim Fattah v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

  o Joel Goodman v. INVESCO Funds Group, Inc., et al., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

  o L. Scott Karlin, Derivatively on Behalf of INVESCO Funds Group, Inc. v. AMVESCP PLC, INVESCO, Inc., et al., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

  o Edward Lowinger and Sharon Lowinger v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

  o Richard Raver v. INVESCO Funds Group, Inc., et al., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

  o Steven B. Ehrlich, et al., v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003.

  o Joseph R. Russo, Individually and On Behalf of All Others Similarly Situated, v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003.

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

  o Miriam Calderon, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP, PLC, et al., in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003.

  o Pat B. Gorsuch and George L. Gorsuch v. INVESCO Funds Group, Inc. and A I M Advisors, Inc., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003.

     As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

     In addition to these civil proceedings, the SEC and NYAG have issued subpoenas and requested information from AIM relating to market timing activity by certain investors in the AIM Funds.

     The independent trustees of the AIM/INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of INVESCO and AIM currently being conducted by management's outside counsel.

     AMVESCAP recently found, in its ongoing review, situations in which the procedures designed to guard against the potential adverse impact of frequent trading and illegal late trading through intermediaries were not completely effective. These findings were based, in part, on an extensive economic analysis by outside experts who examined the impact of these activities.

     In light of these findings, AMVESCAP has agreed that any AIM or INVESCO Fund harmed by the activities of accommodated market timers will receive full restitution. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and INVESCO's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

     AMVESCAP has informed regulators of its most recent findings and is seeking to resolve both the pending enforcement actions against INVESCO and the ongoing investigations with respect to AIM.

     The Ehrlich and Gorsuch lawsuits allege a variety of theories of recovery and seek a variety of remedies, which are generally identified in the Prior Supplement. The Calderon lawsuit alleges as a theory of recovery the violation of various provisions of the Employee Retirement Income Security Act ("ERISA") and seeks as a remedy various corrective measures under ERISA, among other remedies identified in the Prior Supplement. The Gorsuch lawsuit seeks as a remedy that the advisory agreement with AIM be rescinded and/or declared unenforceable or void and that all advisory fees received during the past year be refunded, among other remedies identified in the Prior Supplement.

--------------------------------------------------------------------------------

PHOENIX-JANUS FLEXIBLE INCOME SERIES
------------------------------------
The following is added to the "Janus Capital Management LLC" section on page 97 of your prospectus:

     Pending Legal Matters. On September 3, 2003, the New York Attorney General filed a compliant against Canary Capital Partners, LLC (a hedge fund, "Canary") and related parties in connection with an investigation into late day trading and "market timing" of mutual fund shares. Although the complaint did not name Janus as a defendant, it alleged that Janus allowed Canary to market time selected Janus funds in contradiction to stated policies of the prospectuses.

     Market timing is an investment technique involving frequent short-term trading of mutual fund shares. The technique is designed to exploit inefficiencies in the way a fund prices its shares in an attempt to capture gains, which may dilute returns for long-term shareholders. Such frequent trading is discouraged by Janus because this activity may interfere with the management of a fund. Janus is in the process of conducting an internal review, which, to date, leads Janus to believe that there were 12 discretionary frequent trading arrangements across its U.S.-based mutual fund business, and that significant

TF844
frequent trading appears to have occurred with respect to four of those arrangements. All such arrangements have been terminated.

     The complaint does not allege any late day trading through Janus funds. However, Janus cannot assure you that intermediaries properly submitted to the funds all purchase and redemption orders received from the intermediaries' customers before the time for determination of fund's net asset value in order to obtain that day's price. In accordance with recommendations of the Chairman of the U.S. Securities and Exchange Commission to the mutual fund industry as a whole, Janus is seeking assurances from broker-dealers and other intermediaries that they have followed, and are following, all relevant rules and regulations, as well as the Janus funds' internal policies and procedures, regarding the handling of their customers' orders on a timely basis.

     As noted above, Janus is currently conducting an internal review into all matters related to the allegations in the New York Attorney General's complaint. In addition, in response to such allegations, Janus has announced it will:

   o pay to the affected funds all management and advisory fees that it received from any permitted discretionary market timing arrangements; and

   o make further amends to shareholders of the affected funds if it is determined that those arrangements adversely impacted them in any way.

     The U.S. Securities and Exchange Commission is also conducting an examination and investigation with respect to issues pertaining to market timing, late day trading, improper disclosure of portfolio holdings to potential investors, and other issues. Janus has also received a request from the National Association of Securities Dealers, Inc., for information regarding the sale of fund securities through registered broker-dealers. Janus is cooperating with all such inquiries.

     Subsequent to the filing of the New York Attorney General's complaint against Canary, multiple lawsuits including class action and shareholder derivative suits have been filed against the affected funds, Janus and certain related parties, primarily based upon the allegations contained in the Canary complaint. Such lawsuits allege a variety of theories for recovery, including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of section 1962 of the Racketeering, Influenced and Corrupt Organizations Act. The lawsuits have been filed in both Federal and state courts and generally seek damages and the payment of attorneys' and experts' fees. Janus and the affected funds intend to seek to consolidate as many of the lawsuits as possible for the purposes of pre-trial discovery and motions.

     Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Janus funds, Janus and related parties in the future. Janus does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

--------------------------------------------------------------------------------

PHOENIX-MFS INVESTORS TRUST GROWTH STOCK SERIES
-----------------------------------------------
The following replaces the section, "Portfolio Management" on page 55 of your prospectus:

Portfolio Management

     This series is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each an MFS Senior Vice President, and Gregory Locraft, an MFS Vice President. These individuals have each been a portfolio manager of the series since: Mr. Pesek - since inception, 1999; Mr. Ali and Mr. Locraft - each effective October 31, 2003. Each has been employed in the MFS investment management area since: Mr. Pesek - 1994, Mr. Ali - 1993 and Mr. Locraft - 1998.

--------------------------------------------------------------------------------

TF844

PHOENIX-MFS INVESTORS TRUST GROWTH STOCK SERIES
-----------------------------------------------
PHOENIX-MFS INVESTORS TRUST SERIES
----------------------------------
PHOENIX-MFS VALUE SERIES
------------------------
The following is added to the "MFS Investment Management" section on page 98 of your prospectus:

     Legal Proceedings. MFS, the series' investment subadvisor, has been contacted by the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and the Bureau of Securities for the State of New Hampshire ("New Hampshire") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC, the NYAG and New Hampshire are considering whether to institute enforcement actions against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. MFS continues to discuss these matters with the SEC, the NYAG and New Hampshire. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

     Since December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, have been named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

     Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS's mutual fund business.

     Although MFS does not believe that these regulatory developments or lawsuits will have a material adverse effect on the series, there can be no assurance that these matters, the ongoing adverse publicity and/or other developments resulting from these matters will not result in increased series' redemptions, reduced sales of series' shares, or other adverse consequences for the series.

--------------------------------------------------------------------------------


Dated: February 10, 2004       Please keep this supplement for future reference.


TF844

                          THE PHOENIX EDGE SERIES FUND

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

--------------------------------------------------------------------------------
PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
--------------------------------------
PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
----------------------------------------------
PHOENIX-NORTHERN DOW 30 SERIES
------------------------------
PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
-------------------------------------------
The subadvisor name has changed for these series as follows:

---------------------------------------- ------------------------------------
         OLD SUBADVISOR NAME                      NEW SUBADVISOR NAME
---------------------------------------- ------------------------------------
   Roger Engemann & Associates, Inc.           Engemann Asset Management
   Northern Trust Investments, Inc.        Northern Trust Investments, N.A.
---------------------------------------- ------------------------------------

--------------------------------------------------------------------------------

The reference to Sue A. Collins in the supplement to the Statement of Additional Information, dated June 2, 2003 is replaced with the following:

    The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX
NAME, ADDRESS, DATE OF BIRTH         LENGTH OF        OVERSEEN          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
AND POSITION(S) WITH TRUST          TIME SERVED      BY TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------          -----------      ----------               -----------------------------------
*Philip R. McLoughlin              Served since          78          Consultant, Phoenix Investment Partners, Ltd.
D.O.B. 10/23/46                    1999.                             (2002-present), Director, PXRE Corporation (Delaware)
Chairman                                                             (1985-present), World Trust Fund (1991-present).
                                                                     Chairman (1997-2002), Director (1995-2002), Vice
                                                                     Chairman (1995-1997) and Chief Executive Officer
                                                                     (1995-2002), Phoenix Investment Partners, Ltd. Director,
                                                                     Executive Vice President and Chief Investment Officer,
                                                                     The Phoenix Companies, Inc. (2001-2002).  Director
                                                                     (1994-2002) and Executive Vice President, Investments
                                                                     (1988-2002), Phoenix Life Insurance Company. Director
                                                                     (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                     Counsel, Inc. Director (1984-2002) and President
                                                                     (1990-2000), Phoenix Equity Planning Corporation.
                                                                     Chairman and Chief Executive Officer, Phoenix/Zweig
                                                                     Advisers LLC (1999-2002). Director and President,
                                                                     Phoenix Investment Management Company (2001-2002).
                                                                     Director and Executive Vice President, Phoenix Life and
                                                                     Annuity Company (1996-2002). Director (1995-2002) and
                                                                     Executive Vice President (1994-2002), PHL Variable
                                                                     Insurance Company. Director, Phoenix National Trust
                                                                     Holding Company (2001-2002). Director (1985-2002) and
                                                                     Vice President (1986-2002), PM Holdings, Inc.
                                                                     (1985-2002). Director, PHL Associates, Inc. (1995-2002).
                                                                     Director (1992-2002) and President (1992-1994), WS
                                                                     Griffith Securities, Inc.

   * Mr. McLoughlin is an "interested person" by reason of his relationship with Phoenix Investment Partners, Ltd., and its affiliates.
------------------------------------------------------------------------------------------------------------------------

Dated: February 10, 2004                                              Please keep this supplement for future reference.


TF849